Condensed Consolidated Statements of Shareholders’ Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock Previously Reported	Common Stock	Accumulated Deficit Previously Reported	Accumulated Deficit	Accumulated other comprehensive gain/(loss) Previously Reported	Accumulated other comprehensive gain/(loss)	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Previously Reported	Total
Balance Beginning at Sep. 30, 2022		$ 601		$ (915)		$ 3				$ (311)
Balance Beginning (in Shares) at Sep. 30, 2022		2,500,100
Net loss				(330)						(330)
Other comprehensive income						(27)				(27)
Balance Ending at Dec. 31, 2022		$ 601		(1,245)		(24)				(668)
Balance Ending (in Shares) at Dec. 31, 2022		2,500,100
Balance Beginning at Sep. 30, 2022		$ 601		(915)		3				(311)
Balance Beginning (in Shares) at Sep. 30, 2022		2,500,100
Net loss										(996)
Balance Ending at Mar. 31, 2023		$ 601		(1,911)		(24)				(1,334)
Balance Ending (in Shares) at Mar. 31, 2023		2,500,100
Balance Beginning at Sep. 30, 2022		$ 601		(915)		3				(311)
Balance Beginning (in Shares) at Sep. 30, 2022		2,500,100
Net loss										(1,429)
Balance Ending at Jun. 30, 2023		$ 601		(2,344)		45				(1,698)
Balance Ending (in Shares) at Jun. 30, 2023		2,500,100
Balance Beginning at Dec. 31, 2022		$ 601		(1,245)		(24)				(668)
Balance Beginning (in Shares) at Dec. 31, 2022		2,500,100
Net loss				(666)						(666)
Other comprehensive income						0				0
Balance Ending at Mar. 31, 2023		$ 601		(1,911)		(24)				(1,334)
Balance Ending (in Shares) at Mar. 31, 2023		2,500,100
Net loss				(433)						(433)
Other comprehensive income						69				69
Balance Ending at Jun. 30, 2023		$ 601		$ (2,344)		$ 45				(1,698)
Balance Ending (in Shares) at Jun. 30, 2023		2,500,100
Share revaluation	$ (601)						$ 601
Balance Beginning at Sep. 30, 2023	$ 601		$ (3,256)		$ 72		601		(2,583)	(2,583)
Balance Beginning (in Shares) at Sep. 30, 2023	2,500,100
Net loss			(424)						(424)
Other comprehensive income					(55)				(55)
Balance Ending at Dec. 31, 2023			(3,680)		17		601		(3,062)
Balance Ending (in Shares) at Dec. 31, 2023	2,500,100
Balance Beginning at Sep. 30, 2023	$ 601		(3,256)		72		601		(2,583)	(2,583)
Balance Beginning (in Shares) at Sep. 30, 2023	2,500,100
Net loss										(12,018)
Balance Ending at Mar. 31, 2024	$ 14		(15,274)		60		9,670		(5,530)	(5,530)
Balance Ending (in Shares) at Mar. 31, 2024	146,741,306
Balance Beginning at Sep. 30, 2023	$ 601		(3,256)		72		601		(2,583)	(2,583)
Balance Beginning (in Shares) at Sep. 30, 2023	2,500,100
Net loss										(14,157)
Balance Ending at Jun. 30, 2024	$ 14		(17,413)		42		9,670		(7,687)	(7,687)
Balance Ending (in Shares) at Jun. 30, 2024	146,741,306
Balance Beginning at Dec. 31, 2023			(3,680)		17		601		(3,062)
Balance Beginning (in Shares) at Dec. 31, 2023	2,500,100
Business Combination with Energem	$ 14						9,069		9,083
Business Combination with Energem (in Shares)	144,241,206
Net loss			(11,594)						(11,594)	(11,594)
Other comprehensive income					43				43
Balance Ending at Mar. 31, 2024	$ 14		(15,274)		60		9,670		(5,530)	(5,530)
Balance Ending (in Shares) at Mar. 31, 2024	146,741,306
Net loss			(2,139)						(2,139)	(2,139)
Other comprehensive income					(18)				(18)
Balance Ending at Jun. 30, 2024	$ 14		$ (17,413)		$ 42		$ 9,670		$ (7,687)	$ (7,687)
Balance Ending (in Shares) at Jun. 30, 2024	146,741,306